Document and Entity Information Document	Mar. 22, 2021	Nov. 10, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 22, 2021
Entity Registrant Name	SLM CORP
Entity Central Index Key	0001032033
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13251
Entity Tax Identification Number	52-2013874
Entity Address, Address Line One	300 Continental Drive,
Entity Address, City or Town	Newark,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code		302
Local Phone Number	451-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common stock, par value $.20 per share
Trading Symbol		SLM
Security Exchange Name		NASDAQ
Noncumulative Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Floating Rate Non-Cumulative Preferred Stock, Series B, par value $.20 per share
Trading Symbol		SLMBP
Security Exchange Name		NASDAQ